Note 4 - Inventories	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Inventory Disclosure [Text Block]

Note 4 - Inventories

Inventories consist of the following:

	June 30,
	2024	2023
	(in thousands)
Raw materials	$266	$1,301
Work in process	5,725	2,956
Finished goods	6,150	4,251
Inventories	$12,141	$8,508

The Company incurred inventory write-downs from continuing operations of $1.2 million and $0.2 million during the years ended  June 30, 2024, and 2023, respectively, primarily a result of unsalable and slow-moving products.